Employee benefit plans	6 Months Ended
Jun. 30, 2025
Retirement Benefits [Abstract]
Employee benefit plans

Note  23.   Employee benefit plans

Defined benefit post-retirement plan

The Group maintains two pension plans: one maintained by SEALSQ Corp covering its employees in Switzerland and one maintained by SEALSQ France SAS covering its employees in France.

All plans are considered defined benefit plans and accounted for in accordance with ASC 715 Compensation – Retirement Benefits. This model allocates pension costs over the service period of employees in the plan. The underlying principle is that employees render services ratably over this period, and therefore, the income statement effects of pensions should follow a similar pattern. ASC 715 requires recognition of the funded status or difference between the fair value of plan assets and the projected benefit obligations of the pension plan on the balance sheet, with a corresponding adjustment recorded in the net loss. If the projected benefit obligation exceeds the fair value of the plan assets, then that difference or unfunded status represents the pension liability.

The Group records net service cost as an operating expense and other components of defined benefit plans as a non-operating expense in the statement of comprehensive loss.

The liabilities and annual income or expense of the pension plan are determined using methodologies that involve several actuarial assumptions, the most significant of which are the discount rate and the long-term rate of asset return (based on the market-related value of assets). The fair value of plan assets is determined based on prevailing market prices.

The defined benefit pension plan maintained by SEALSQ France SAS, and its obligations to employees in terms of retirement benefits, is limited to a lump sum payment based on remuneration and length of service, determined for each employee. The plan is not funded, which means that there are no plan assets.

The pension liability calculated as at June 30, 2025 is based on annual personnel costs and assumptions as of December 31, 2024.

The expected future cash flows to be paid by the Group for employer contribution for the year ended December 31, 2025, are USD 191,000.

Movement in Funded Status	6 months ended June 30,
USD'000	2025	2024
Net Service cost	90	18
Interest cost / (credit)	41	6
Expected return on Assets	(85)	—
Amortization on Net (gain/loss)	36	—
Amortization on Prior service cost / (credit)	39	—
Total Net Periodic Benefit Cost / (credit)	121	24
Employer contributions paid in the period	(96)	(19)
Total Cashflow	(96)	(19)